Strategic Transactions with GWG Holdings, Inc. and GWG Life, LLC (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 01, 2021	Nov. 26, 2021	Sep. 30, 2020	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020	Jul. 10, 2023	Jun. 06, 2023	Jun. 05, 2023	Nov. 29, 2021	Nov. 23, 2021	Aug. 11, 2020	May 31, 2019	Dec. 28, 2018
Related Party Transaction [Line Items]
Loss on extinguishment of debt						$ 0				$ 0	$ 34,013	$ 0
Cash contribution for BCH Preferred Series C Unit Accounts							$ 14,800				14,800	130,200
Preferred units redeemed for cash											14,800
Gain (loss) on investments				$ (13)	$ (17,099)	$ (10,811)	$ 2,091	$ 487	$ (42,216)	$ (54,010)	15,534	132,620
Net increase to noncontrolling interest			$ 3,200									0
LiquidTrust Borrowers | Affiliated Entity
Related Party Transaction [Line Items]
Promissory note			65,100																$ 65,000
Collateral Swap
Related Party Transaction [Line Items]
Increase in public equity securities			84,600									84,600
Increase in debt securities			94,800
Gain (loss) on investments			88,500
BCG Common Units
Related Party Transaction [Line Items]
Investment received																		$ 57,500
Price per unit (in dollars per share)																		$ 12.5
BCG Common Units | Collateral Swap
Related Party Transaction [Line Items]
Treasury shares, value			3,400
L Bonds | Collateral Swap
Related Party Transaction [Line Items]
Principal amount exchanged			94,800									94,800
Customer ExAlt Trusts | Collateral Swap
Related Party Transaction [Line Items]
Fair value of investment			$ 94,300
Commercial Loan Agreement | Loans Payable
Related Party Transaction [Line Items]
Principal amount		$ 192,800																		$ 192,500
Interest rate																				5.00%
Interest rate payable monthly in cash																				2.50%
Interest rate accrued and compounded annually																				2.50%
Repayments of outstanding principal		202,300
Accrued interest		5,800
Loss on extinguishment of debt											14,600
Unamortized debt discount		15,300
Fair value of loan agreement		$ 207,400
Preferred Series A Subclass 1
Related Party Transaction [Line Items]
Aggregate capital accounts, converted														$ 193,900		$ 319,000
Preferred Series C
Related Party Transaction [Line Items]
Cash contribution for BCH Preferred Series C Unit Accounts											$ 14,800	$ 130,200
Class A common stock, par value $0.001 per share
Related Party Transaction [Line Items]
Units issued (in shares)		19,250,795
Price per unit (in dollars per share)															$ 10.588
Class A common stock, par value $0.001 per share | BCG Common Units | Collateral Swap
Related Party Transaction [Line Items]
Shares exchanged (in shares)			543,874
Value of shares exchanged			$ 6,800
Class A common stock, par value $0.001 per share | GWG Holdings | Collateral Swap
Related Party Transaction [Line Items]
Shares exchanged (in shares)			9,837,264
Value of shares exchanged			$ 84,600
Preferred Series C Subclass 1
Related Party Transaction [Line Items]
Price per unit (in dollars per share)													$ 4.66
Preferred units issued, value																			$ 75,000
Preferred stock, fair value			$ 71,200
Preferred Series C Subclass 0
Related Party Transaction [Line Items]
Aggregate capital accounts, converted																	$ 14,800
Preferred units redeemed for cash	$ 14,800